Right-of-use assets - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Additions	SFr 20.2	SFr 14.2
Lease modification	(3.3)
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0.0	SFr 0.0
Lease modification	SFr (4.1)